Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 6,170	$ 35,896,852	$ (26,991,983)	$ 8,911,039
Balance, shares at Dec. 31, 2022	71,740
Common shares issued for Series F warrants	$ 1,877	1,028,095		1,029,972
Common shares issued for Series F warrants, shares	21,823
Common share-based compensation	$ 3,878	871,228		875,106
Common share based compensation, shares	45,094
Common shares issued for Series B warrants	$ 1,886	658,624		660,510
Common shares issued for Series B warrants, shares	21,957
Common shares issued for reverse stock split round up	$ 78	(78)
Common shares issued for reverse stock split round up, shares	902
Common shares issued for services	$ 1,318	588,542		589,860
Common shares issued for services, shares	15,330
Net loss			(12,009,982)	(12,009,982)
Common shares issued from an Equity Line of Credit	$ 3,219	2,997,826		3,001,045
Common shares issued from an Equity Line of Credit, shares	37,425
Common shares issued to settle convertible debt,	$ 338	644,662		645,000
Common shares issued to settle convertible debt, shares	3,926
Common shares issued for private placement	$ 784	3,445,700		3,446,484
Common shares issued for private placement, shares	9,120
Common shares issued for Series E warrants	$ 4,541	(6,245)		(1,704)
Common shares issued for Series E warrants, shares	52,800
Balance at Dec. 31, 2023	$ 24,089	46,125,206	(39,001,965)	7,147,330
Balance, shares at Dec. 31, 2023	280,117
Common share payments for earn-outs		17,628		17,628
Common share payments for earn-outs, shares
Common shares issued for ATM share sales	$ 949	123,699		124,648
Common shares issued for ATM share sales, shares	11,036
Common share-based compensation	$ 99	18,466		18,565
Common share based compensation, shares	1,149
Common shares issued for abeyance share conversions	$ 3,659	(3,659)
Common shares issued for abeyance share conversions, shares	42,545
Net loss			(5,346,663)	(5,346,663)
Balance at Mar. 31, 2024	$ 28,796	46,281,340	(44,348,628)	1,961,508
Balance, shares at Mar. 31, 2024	334,847
Balance at Dec. 31, 2023	$ 24,089	46,125,206	(39,001,965)	7,147,330
Balance, shares at Dec. 31, 2023	280,117
Net loss				(7,673,373)
Balance at Sep. 30, 2024	$ 124,893	49,371,043	(46,675,336)	2,820,600
Balance, shares at Sep. 30, 2024	1,452,249
Balance at Dec. 31, 2023	$ 24,089	46,125,206	(39,001,965)	7,147,330
Balance, shares at Dec. 31, 2023	280,117
Common share payments for earn-outs	$ 2,582	15,046		17,628
Common share payments for earn-outs, shares	30,029
Common shares issued for ATM share sales	$ 97,998	3,615,141		3,713,139
Common shares issued for ATM share sales, shares	1,139,501
Common shares issued for Series F warrants	$ 3,659	(3,659)
Common shares issued for Series F warrants, shares	42,545
Common share-based compensation	$ 10,232	523,399		533,631
Common share based compensation, shares	119,054
Common shares issued for Series B warrants	$ 3,403	109,263		112,666
Common shares issued for Series B warrants, shares	39,569
Common shares issued for abeyance share conversions	$ 5,115	(5,115)
Common shares issued for abeyance share conversions, shares	59,471
Common shares issued for Series G warrants	$ 16,532	(16,532)
Common shares issued for Series G warrantss, shares	192,236
Common shares issued for reverse stock split round up	$ 9,490	(9,490)
Common shares issued for reverse stock split round up, shares	110,350
Common shares issued for services	$ 8,338	206,662		215,000
Common shares issued for services, shares	97,274
Common shares issued for acquisition purchase price prepayment	$ 12,046	317,386		329,432
Common shares issued for acquisition purchase price prepayment, shares	140,064
Net loss			(9,071,584)	(9,071,584)
Balance at Dec. 31, 2024	$ 193,484	50,877,307	(48,073,549)	2,997,242
Balance, shares at Dec. 31, 2024	2,250,210
Balance at Mar. 31, 2024	$ 28,796	46,281,340	(44,348,628)	1,961,508
Balance, shares at Mar. 31, 2024	334,847
Common share payments for earn-outs	$ 2,582	(2,582)
Common share payments for earn-outs, shares	30,029
Common shares issued for ATM share sales	$ 26,032	1,917,664		1,943,696
Common shares issued for ATM share sales, shares	302,677
Common share-based compensation	$ 5,192	240,574		245,766
Common share based compensation, shares	60,373
Common shares issued for Series B warrants	$ 3,403	109,263		112,666
Common shares issued for Series B warrants, shares	39,569
Common shares issued for abeyance share conversions	$ 5,115	(5,115)
Common shares issued for abeyance share conversions, shares	59,471
Common shares issued for Series G warrants	$ 16,532	(16,532)
Common shares issued for Series G warrantss, shares	192,236
Common shares issued for services	$ 1,533	113,467		115,000
Common shares issued for services, shares	17,825
Net loss			(1,489,395)	(1,489,395)
Balance at Jun. 30, 2024	$ 89,184	48,638,079	(45,838,022)	2,889,241
Balance, shares at Jun. 30, 2024	1,037,027
Common shares issued for ATM share sales	$ 21,278	734,605		755,883
Common shares issued for ATM share sales, shares	247,418
Common share-based compensation	$ 4,941	7,849		12,790
Common share based compensation, shares	57,454
Common shares issued for reverse stock split round up	$ 9,490	(9,490)
Common shares issued for reverse stock split round up, shares	110,350
Net loss			(837,314)	(837,314)
Balance at Sep. 30, 2024	$ 124,893	49,371,043	(46,675,336)	2,820,600
Balance, shares at Sep. 30, 2024	1,452,249
Balance at Dec. 31, 2024	$ 193,484	50,877,307	(48,073,549)	2,997,242
Balance, shares at Dec. 31, 2024	2,250,210
Common share-based compensation	$ 39,789	935,196		974,985
Common share based compensation, shares	462,659
Common shares issued for services	$ 9,064	132,686		141,750
Common shares issued for services, shares	105,000
Common shares issued for acquisition purchase price prepayment	$ 13,502	225,923		239,425
Common shares issued for acquisition purchase price prepayment, shares	157,000
Net loss			(1,736,882)	(1,736,882)
Balance at Mar. 31, 2025	$ 255,839	52,171,112	(49,810,431)	2,616,520
Balance, shares at Mar. 31, 2025	2,974,869
Balance at Dec. 31, 2024	$ 193,484	50,877,307	(48,073,549)	2,997,242
Balance, shares at Dec. 31, 2024	2,250,210
Net loss				(5,604,367)
Balance at Sep. 30, 2025	$ 806,261	59,615,726	(53,677,915)	6,744,072
Balance, shares at Sep. 30, 2025	9,375,127
Balance at Mar. 31, 2025	$ 255,839	52,171,112	(49,810,431)	2,616,520
Balance, shares at Mar. 31, 2025	2,974,869
Common share-based compensation	$ 3	877,365		877,368
Common share based compensation, shares	40
Common shares issued for services	$ 10,661	139,339		150,000
Common shares issued for services, shares	123,967
Net loss			(2,710,901)	(2,710,901)
Common shares issued from an Equity Line of Credit		2,148,631		2,148,631
Common shares issued from an Equity Line of Credit, shares
Balance at Jun. 30, 2025	$ 266,503	55,336,447	(52,521,332)	3,081,618
Balance, shares at Jun. 30, 2025	3,098,876
Common shares issued for ATM share sales	$ 153,574	1,868,108		2,021,682
Common shares issued for ATM share sales, shares	1,785,738
Common share-based compensation	$ 205,416	2,528,030		2,733,446
Common share based compensation, shares	2,388,563
Common shares issued for services	$ 9,518	90,482		100,000
Common shares issued for services, shares	110,668
Net loss			(1,156,583)	(1,156,583)
Common shares issued from an Equity Line of Credit	$ 43,274	306,726		350,000
Common shares issued from an Equity Line of Credit, shares	503,186
Common shares issued for private placement	$ 127,976	(140,081)		(12,105)
Common shares issued for private placement, shares	1,488,096
Dividend payable		(373,986)		(373,986)
Balance at Sep. 30, 2025	$ 806,261	$ 59,615,726	$ (53,677,915)	$ 6,744,072
Balance, shares at Sep. 30, 2025	9,375,127